CONSOLIDATED BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
CONSOLIDATED BUSINESS SEGMENT INFORMATION
7.	CONSOLIDATED BUSINESS SEGMENT INFORMATION

IFRS 8 “Operating Segments” requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Board of Directors.

Operating segments identified are disclosed as reportable segments if they meet any of the following quantitative thresholds:

•	Reported revenues of the operating segments are 10% or more of the combined revenue, internal and external, of all operating segments;

•
The absolute amount of reported profit or loss is 10% or more of the greater, in absolute amount, of (i) the combined reported profit of all operating segments that did not report a loss and (ii) the combined reported loss of all operating segments that reported a loss.

•	Assets are 10% or more of the combined assets of all operating segments

As well as this, the operating segments that do not meet any of the quantitative thresholds can be considered as reportable segments if the management estimates that this information could be useful for the users of the financial statements.

If, after determining reportable segments in accordance with the preceding quantitative thresholds, the total external revenue attributable to those segments amounts to less than 75% of the total Company’s consolidated external revenue, additional segments are identified as reportable segments, even if they do not meet the thresholds described above, until at least 75% of the Company’s consolidated external revenue is included in reportable segments.

Segment information has been prepared and classified according to different types of businesses in which the Company conducts its activities. The four reportable segments are: (i) Natural Gas Transportation; (ii) Production and Commercialization of Liquids; (iii) Other services and (iv) Telecommunications. For more information regarding the services provided in each of the business segments, see Note 4.p.

Detailed information on each business segment for the years ended December 31, 2018, 2017 and 2016 is disclosed below:

Year ended December 31, 2018
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues	15,462,061	16,627,429	1,810,109	163,071	-	34,062,670
Intercompany revenues	598,414	-	-	-	(598,414)	-
Cost of sales	(5,164,278)	(10,485,998)	(1,054,245)	(82,203)	598,414	(16,188,310)
Administrative expenses	(835,134)	(84,062)	(35,980)	(6,637)	-	(961,813)
Selling expenses	(953,729)	(640,173)	(143,451)	(27,348)	-	(1,764,701)
Other operating expenses	(156,283)	(726,732)	(5,445)	(2,327)	-	(890,787)
Operating profit	8,951,051	4,690,464	570,988	44,556	-	14,257,059
Depreciation of property, plant and equipment	(1,880,377)	(113,737)	(228,969)	-	-	(2,223,083)

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	45,246,427	9,040,987	7,554,646	100,967	61,943,027
Identifiable Liabilities	16,738,045	1,496,225	12,717,432	46,020	30,997,722

Year ended December 31, 2017
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues	7,456,052	11,173,975	1,199,170	124,069	-	19,953,266
Intercompany revenues	245,161	-	-	-	(245,161)	-
Cost of sales	(4,178,865)	(7,271,556)	(655,830)	(74,592)	245,161	(11,935,682)
Administrative expenses	(597,122)	(93,720)	(36,475)	(6,557)	-	(733,874)
Selling expenses	(419,570)	(265,336)	(106,916)	(15,474)	-	(807,296)
Other operating expenses	(327,245)	64,694	(9,198)	154	-	(271,595)
Operating profit	2,178,411	3,608,057	390,751	27,600	-	6,204,819
Depreciation of property, plant and equipment	(1,695,112)	(95,318)	(229,786)	-	-	(2,020,216)

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Total
Identifiable assets	34,792,004	6,846,690	3,069,476	145,257	44,853,427
Identifiable Liabilities	15,451,091	2,176,705	1,907,129	38,913	19,573,838

Year ended December 31, 2016
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues	4,162,220	9,404,793	956,948	121,549	-	14,645,510
Intercompany revenues	138,502	-	-	-	(138,502)	-
Cost of sales	(3,259,674)	(6,407,872)	(433,877)	(62,503)	138,502	(10,025,424)
Administrative expenses	(784,885)	(61,573)	(27,850)	(6,459)	-	(880,767)
Selling expenses	(239,294)	(353,913)	(87,741)	(14,910)	-	(695,858)
Other operating expenses	(90,032)	(37,417)	(2,350)	(845)	-	(130,644)
Operating profit	(73,163)	2,544,018	405,130	36,832	-	2,912,817
Depreciation of property, plant and equipment	(1,884,543)	(87,926)	(122,949)	-	-	(2,095,418)